SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS' EQUITY

During the six month period ended June 30, 2012, the Company's Board of Directors granted total options to purchase 405,000 Ordinary shares of the Company. 380,000 and 25,000 options were granted to employees and consultants, respectively. The exercise prices for such options are from $ 4.95 to $ 5.99 per share, with vesting to occur in up to 4 years.

The following table presents the weighted-average assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2012	2011

Volatility	73%-88%	78%-84%
Risk-free interest rate	0.56%-2.00%	2.00%-2.56%
Dividend yield	0%	0%
Expected life (years)	6.0	6.0

Weighted average fair value of options granted during the six months period ended June 30, 2012 and 2011 are $ 3.70 and 2.64, respectively.

On May 12, 2011, the Company's shareholders approved the extension of the exercise term of 380,000 fully vested options that were previously granted to one of Company's directors (formerly its CEO). The original exercise term of these options expired on December 31, 2010. According to the new terms, as approved by the Company's shareholders, the options will be exercisable until the earlier of: a) 180 days after resignation from his position as the Company's director, or b) April 19, 2015. The Company accounted for the above resolution as a grant of a new option award according to ASC 718, "Compensation - Stock Compensation". The fair value for this award was estimated using a Black Scholes model with the following assumptions: risk-free interest 1.435%, dividend yields of 0%, expected volatility in range between 87.5% and an expected term of the options of 4 years.

The fair value of the options was determined to be $3.33 per share. During the six-month period ended June 30, 2011, the Company charged to the statement of comprehensive loss compensation cost of $ 1,264 related to this grant that is recorded as part of general and administrative expenses. During the six month period ended June 30, 2012 the Company did not charge additional cost related to this grant.

During the six month periods ended June 30, 2012 and 2011, the Company recorded share based compensation in a total amount of $ 1,070 and $ 2,044, respectively.

As of June 30, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 4,464, which is expected to be recognized over a weighted average period of approximately 2.5 years.